Accounting Policies (Policies) - EBP 56-1848578 006	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The financial statements of the Martin Marietta Savings and Investment Plan (the Plan) are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts, changes therein and related disclosures. Accordingly, actual results could differ from those estimates and assumptions.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Investments are reported at fair value. Fair value, as defined under GAAP, is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan’s gains and losses on investments purchased and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan.

Payments of Benefits	Payments of Benefits Benefits are recorded upon distribution; therefore, no liability is recorded for distributions to participants who terminated during the year but have chosen to defer payments.
Administrative Expenses

Administrative Expenses

The Plan's administrative expenses are paid by either the Plan or Martin Marietta Materials, Inc. (the Company), as provided by the plan document. Certain administrative functions are performed by employees of the Company. No such employee receives compensation from the Plan. Expenses relating to specific participant transactions (notes receivable and distributions) are charged directly to the participant's account.

Subsequent Events	Subsequent Events Plan management has evaluated subsequent events through the date of filing this Form 11-K.